Note 26 - Interest Income	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of interest income [text block]
26.	Interest income

	Year ended December 31,
	2025	2024	2023
Interest income from demand deposits	$3,109,858	$1,222,599	$433,848
Interest income from time deposits	167,182	343,916	336,472
Others	8	2,738	90
	$3,277,048	$1,569,253	$770,410